Unit Activity (Tables)	12 Months Ended
Dec. 31, 2019
Unit Activity [Abstract]
Schedule of Units of Partnership Interest
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2019, 2018 and 2017 were as follows:

December 31, 2019
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	19,689	2,939	—	—	22,628
Units redeemed:	(65,897)	(18,737)	—	(4,756)	(89,390)

December 31, 2018
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	19,136	2,004	—	—	21,140
Units redeemed:	(82,538)	(26,808)	—	(219)	(109,565)

December 31, 2017
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	14,469	4,978	—	—	19,447
Units redeemed:	(105,566)	(21,478)	(13,762)	(157)	(140,963)